Risk Information - Assets and liabilities in foreign currencies (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	SEK 264,392	SEK 299,442
Liabilities	246,818	282,306
Foreign currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	201,371	237,516
Liabilities	202,166	238,047
Currency risk | Parent
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	264,401	299,436
Liabilities	246,264	281,712
Currency risk | Foreign currencies | Parent
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	201,371	237,516
Liabilities	SEK 202,166	SEK 238,047